Restricted Bank Deposits	12 Months Ended
Dec. 31, 2019
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Restricted Bank Deposits
24	RESTRICTED BANK DEPOSITS

	As of December 31, 2019			As of December 31, 2018
	Non-current assets Million	Current assets Million	Total Million	Non-current assets Million	Current assets Million	Total Million
Restricted bank deposits
- Statutory deposit reserves (Note)	8,586	—	8,586	4,486	—	4,486
- Deposited customer reserves (Note)	1,435	—	1,435	7,882	—	7,882
- Pledged bank deposits	42	371	413	1	9	10

	10,063	371	10,434	12,369	9	12,378

Note:
The statutory deposit reserves and the deposited customer reserves are deposited by the subsidiaries of the Company, China Mobile Finance and China Mobile
E-Commerce,
respectively, in accordance with relevant requirements of the People’s Bank of China (“PBOC”), which are not available for use in the Group’s daily operations.